Lessor Accounting (Activity in Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Balance at beginning of year	¥ 2,675	¥ 2,681
Charge-offs	(1,653)	(1,284)
Provision	1,495	938
Translation adjustments and other	110	340
Balance at end of year	¥ 2,627	¥ 2,675